Cover Page Cover Page	May 10, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 10, 2023
Entity Registrant Name	Townsquare Media, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36558
Entity Tax Identification Number	27-1996555
Entity Address, Address Line One	One Manhattanville Road,
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Purchase,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10577
City Area Code	203
Local Phone Number	861-0900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Trading Symbol	TSQ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001499832
Amendment Flag	false